Loan Receivable, Net (Details 3) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total pledged loans receivable	$ 4,974,661	$ 4,966,849
Business loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total pledged loans receivable
Personal loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total pledged loans receivable	$ 4,974,661	$ 4,966,849